Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Property, plant and equipment
Note 8 - Property, plant and equipment
The table below shows the changes to the carrying amount of tangible assets and right-of-use assets that comprise Property, plant and equipment:

	Tangible assets			Right-of-use assets
	Buildings and land	Machinery and equipment	Assets under construction	Buildings and land	Machinery and equipment	Total
Acquisition cost
Balance as of January 1, 2026	9,449	607,199	144,996	112,195	93,043	966,882
Additions[1]	135	32,869	13,139	6,808	2,794	55,745
Derecognition due to program changes	—	—	(504)	—	—	(504)
Divestments and disposals	(2)	(170)	(1,840)	—	—	(2,012)
Reclassifications	—	142,486	(142,486)	—	—	—
Cancellations	—	—	—	(3,919)	(1,461)	(5,380)
Remeasurement	—	—	—	(8,081)	(282)	(8,363)
Effect of foreign currency exchange differences	40	(2,758)	2,696	(3,108)	(1,885)	(5,015)
Balance at June 30, 2026	9,622	779,626	16,001	103,895	92,209	1,001,353
Balance at January 1, 2025	10,866	476,162	166,196	108,725	83,075	845,024
Additions[1]	213	1,519	48,535	6,665	4,357	61,289
Divestments and disposals	(2,167)	(1,013)	(47)	—	—	(3,227)
Reclassifications	200	1,305	(1,505)	—	—	—
Cancellations	—	—	—	(10,905)	(1,845)	(12,750)
Remeasurement	—	—	—	—	(1,095)	(1,095)
Effect of foreign currency exchange differences	720	15,125	15,480	12,410	6,824	50,559
Balance at June 30, 2025	9,832	493,098	228,659	116,895	91,316	939,800

Depreciation and impairment
Balance as of January 1, 2026	(5,065)	(412,337)	(108,573)	(58,733)	(89,181)	(673,889)
Depreciation expense	(584)	(1,625)	—	(6,817)	(118)	(9,144)
Depreciation capitalized into inventory	—	(17,973)	—	—	—	(17,973)
Divestments and disposals	2	164	—	—	—	166
Depreciation expense employee benefits	—	—	—	—	(2,086)	(2,086)
Cancellations	—	—	—	5,466	1,130	6,596
Impairment loss	—	(106,456)	106,456	308	—	308
Effect of foreign currency exchange differences	(21)	(2,696)	(1,118)	1,827	1,635	(373)
Balance at June 30, 2026	(5,668)	(540,923)	(3,235)	(57,949)	(88,620)	(696,395)
Balance at January 1, 2025	(4,154)	(142,883)	(72,700)	(38,169)	(49,375)	(307,281)
Depreciation expense	(1,185)	(2,516)	—	(10,449)	(532)	(14,682)
Depreciation capitalized into inventory	—	(7,356)	—	—	(1,698)	(9,054)
Divestments and disposals	741	805	—	—	—	1,546
Depreciation expense employee benefits	—	—	—	—	(1,823)	(1,823)
Cancellations	—	—	—	7,427	1,692	9,119
Impairment loss	—	(215,715)	(874)	—	(28,891)	(245,480)
Effect of foreign currency exchange differences	(176)	(4,826)	(1,460)	(4,462)	(1,156)	(12,080)
Balance at June 30, 2025	(4,774)	(372,491)	(75,034)	(45,653)	(81,783)	(579,735)

Carrying amount at June 30, 2026	3,954	238,703	12,766	45,946	3,589	304,958
Carrying amount at December 31, 2025	4,384	194,862	36,423	53,462	3,862	292,993
1 - Of $55,745 in additions for the six months ended June 30, 2026, $26,844 was settled in cash. In the Unaudited Condensed Consolidated Statement of Cash Flows the amount of $26,844 is included as investing activities in the $66,358 to additions to property, plant and equipment, and the remaining $39,514 relates to additions to trade payables from prior years which were settled in cash during the six months ended June 30, 2026.
Of $61,289 in additions for the six months ended June 30, 2025, $38,296 was settled in cash. In the Unaudited Condensed Consolidated Statement of Cash Flows $38,296 is included as investing activities in the $88,032 of additions to property, plant and equipment, and the remaining $49,736 relates to additions to trade payables from prior years which were settled in cash during the six months ended June 30, 2025.
The significant additions in the six months ended June 30, 2026 were related to additions to machinery and equipment, mainly due to acquisitions of vendor tooling for Polestar 5.